INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2018
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES

4.    INVESTMENT PROPERTIES

As at December 31,	2018	2017
Income-producing properties	$3,403,985	$2,714,684
Properties under development	17,009	—
Land held for development	3,984	18,884
	$3,424,978	$2,733,568

Changes in investment properties are shown in the following table:

	2018			2017
	Income-	Properties		Income-
	producing	under	Land held for	producing	Land held for
Years ended December 31,	properties	development	development	properties	development
Balance, beginning of year	$2,714,684	$—	$18,884	$2,646,292	$6,803
Additions
— Capital expenditures:
Maintenance or improvements	8,164	—	—	21,065	—
Developments or expansions	19,986	287	66	72,774	—
— Acquisitions (note 3)	542,998	—	1,232	154,726	—
— Leasing commissions	3,340	—	—	3,573	—
— Tenant incentives	816	—	—	803	—
Transfers to properties under development	(12,206)	16,473	(4,267)	(12,076)	12,076
Fair value gains, net	353,258	—	1,253	212,106	—
Foreign currency translation, net	147,336	249	196	12,800	5
Amortization of straight-line rent	4,274	—	—	(1,101)	—
Amortization of tenant incentives	(5,402)	—	—	(5,410)	—
Other changes	(972)	—	—	585	—
Classified as assets held for sale (note 5)	(372,291)	—	(13,380)	(391,453)	—
Balance, end of year	$3,403,985	$17,009	$3,984	$2,714,684	$18,884

During the year ended December 31, 2018, the Trust disposed of  16 properties (2017 - no dispositions) previously classified as assets held for sale for aggregate gross proceeds of $729.6 million (note 5). The fair value gains during the year ended December 31, 2018, excluding the 16 properties sold in the year, was $354.5 million. As at December 31, 2018, six properties with an aggregate fair value of $44.2 million, were classified as assets held for sale (note 5).

The Trust determines the fair value of an income-producing property based upon, among other things, rental income from current leases and assumptions about rental income from future leases reflecting market conditions and lease renewals at the applicable balance sheet dates, less future cash outflows in respect of such leases. Fair values are primarily determined by discounting the expected future cash flows, generally over a term of 10 years, plus a terminal value based on the application of a capitalization rate to estimated year 11 cash flows. The fair values of properties under development are measured using a discounted cash flow model, net of costs to complete, as of the balance sheet date. The Trust measures its investment properties using valuations prepared by management. The Trust does not measure its investment properties based on valuations prepared by external appraisers but uses such external appraisals as data points, together with other external market information accumulated by management, in arriving at its own conclusions on values. Management uses valuation assumptions such as discount rates, terminal capitalization rates and market rental rates applied in external appraisals or sourced from valuation experts; however, the Trust also uses its historical renewal experience with tenants, its direct knowledge of the specialized nature of Granite's portfolio and tenant profile and its knowledge of the actual condition of the properties in making business judgments about lease renewal probabilities, renewal rents and capital expenditures. There has been no change in the valuation methodology during the year.

Included in investment properties is $14.8 million (2017 — $9.8 million) of net straight-line rent receivable arising from the recognition of rental revenue on a straight-line basis over the lease term.

Details about contractual obligations to purchase, construct and develop properties can be found in the commitments and contingencies note (note 20).

Tenant minimum rental commitments payable to Granite on non-cancellable operating leases (excluding assets held for sale) are as follows:

Not later than 1 year	$222,093
Later than 1 year and not later than 5 years	759,729
Later than 5 years	494,554
$1,476,376

Valuations are most sensitive to changes in discount rates and terminal capitalization rates. The key valuation metrics for income-producing properties by country are set out below:

	2018(1)			2017(1)
			Weighted			Weighted
As at December 31,	Maximum	Minimum	average(2)	Maximum	Minimum	average(2)
Canada
Discount rate	7.75%	5.00%	5.63%	8.25%	6.50%	6.84%
Terminal capitalization rate	7.00%	5.00%	6.01%	8.00%	5.75%	6.17%
United States
Discount rate	10.00%	5.75%	6.68%	11.00%	6.25%	7.68%
Terminal capitalization rate	9.75%	5.25%	6.46%	10.75%	5.75%	7.30%
Germany
Discount rate	8.25%	5.70%	6.89%	9.00%	6.50%	7.89%
Terminal capitalization rate	8.75%	5.25%	6.89%	9.50%	5.75%	7.91%
Austria
Discount rate	10.00%	8.00%	8.37%	10.00%	7.75%	8.05%
Terminal capitalization rate	10.00%	7.00%	7.88%	9.50%	8.25%	8.53%
Netherlands
Discount rate	6.50%	5.70%	5.93%	7.00%	6.25%	6.62%
Terminal capitalization rate	7.45%	6.00%	6.48%	7.30%	7.05%	7.17%
Other
Discount rate	9.50%	6.75%	8.23%	9.85%	7.25%	8.62%
Terminal capitalization rate	10.00%	6.75%	8.48%	10.00%	6.75%	8.39%
Total
Discount rate	10.00%	5.00%	6.90%	11.00%	6.25%	7.59%
Terminal capitalization rate	10.00%	5.00%	6.81%	10.75%	5.75%	7.48%
(1)	Excludes assets held for sale at the respective year end (note 5).
(2)	Weighted based on income-producing property fair value.

The table below summarizes the sensitivity of the fair value of income-producing properties to changes in either the discount rate or terminal capitalization rate:

	Discount Rate		Terminal Capitalization Rate
Rate sensitivity	Fair value	Change in fair value	Fair value	Change in fair value
+50 basis points	$3,278,655	$(125,330)	$3,273,191	$(130,794)
+25 basis points	3,340,091	(63,894)	3,335,690	(68,295)
Base rate	3,403,985	—	3,403,985	—
-25 basis points	3,467,547	63,562	3,475,841	71,856
-50 basis points	$3,533,654	$129,669	$3,554,797	$150,812